Supplemental pension plans	12 Months Ended
Dec. 31, 2019
Supplemental pension plans [Abstract]
Supplemental pension plans

35.  Supplemental pension plans

Bradesco and its subsidiaries sponsor a private defined contribution pension for employees and managers, that allows financial resources to be accumulated by participants throughout their careers by means of employee and employer contributions and invested in an Exclusive Investment Fund (FIE). The plan is managed by Bradesco Vida e Previdência S.A. and BRAM - Bradesco Asset Management S.A. DTVM is responsible for the financial management of the FIEs funds.

The supplementary pension plan counts on contributions from employees and managers of Bradesco and its subsidiaries equivalent to at least 4% of the salary by employees and, 5% of the salary, plus the percentage allocated to covers of risk benefits (invalidity and death) by the company. Actuarial obligations of the defined contribution plan are fully covered by the plan assets of the corresponding FIE. In addition to the plan, in 2001, participants who chose to migrate from the defined benefit plan are guaranteed a proportional deferred benefit, corresponding to their accumulated rights in that plan. For the active participants, retirees and pensioners of the defined benefit plan, now closed to new members, the present value of the actuarial obligations of the plan is fully covered by guarantee assets.

Following the merger of Banco Alvorada S.A. (successor from the spin-off of Banco Baneb S.A.) into Kirton Bank S.A. Banco Múltiplo, on April 30, 2019, Kirton Bank S.A. Banco Múltiplo maintains variable contribution and defined benefit retirement plans, through Fundação Baneb de Seguridade Social - Bases related to the former employees of Baneb.

Banco Bradesco S.A. sponsors both variable benefit and defined contribution retirement plans, through Caixa de Assistência e Aposentadoria dos Funcionários do Banco do Estado do Maranhão (Capof), to employees originating from Banco BEM S.A.

Banco Bradesco S.A. sponsors a defined benefit plan through Caixa de Previdência Privada Bec - Cabec for employees of Banco do Estado do Ceará S.A.

Kirton Bank S.A. Banco Múltiplo, Bradesco Capitalização S.A., Kirton Corretora de Seguros S.A., Bradesco-Kirton Corretora de Câmbio S.A. and Bradesco Seguros S.A. sponsor a defined benefit plan called APABA for employees originating from Banco Bamerindus do Brasil S.A., and Kirton Administração de Serviços para Fundos de Pensão Ltda. sponsors for its employees a defined contribution plan, known as the Kirton Prev Benefits Plan (Plano de Benefícios Kirton Prev), both managed by MultiBRA - Pension Fund.

Banco Losango S.A. Banco Múltiplo, Kirton Bank S.A. Banco Múltiplo and Credival - Participações, Administração e Assessoria Ltda. sponsor three pension plans for its employees, which are: Losango I Benefits Plan - Basic Part, in the defined benefit mode, Losango I - Supplementary Part and PREVMAIS Losango Plan, the last two in the form of contribution variable, all managed by MultiBRA - Settlor - Multiple Fund.

Banco Bradesco S.A. also took on the obligations of Kirton Bank S.A. Banco Múltiplo with regard to Life Insurance, Health Insurance Plans, and Retirement Compensation for employees coming from Banco Bamerindus do Brasil S.A., as well as complementing Retirement and Health Plan of employees from Lloyds.

Risk factors	On December 31
	2019	2018
Nominal discount rate	6.45% - 7.45% a.a.	8.8% - 9.31% a.a.
Nominal rate of future salary increases	3.8% a.a.	4.0% a.a.
Nominal growth rate of social security benefits and plans	3.8% a.a.	4.0% a.a.
Initial rate of growth of medical costs	7.95% - 8.99% a.a.	8.16% - 9.72% a.a.
Inflation rate	3.8% a.a.	4.0% a.a.
Biometric table of overall mortality	AT 2000 and BR-SEM	AT 2000 and BR-SEM
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate	-	-
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan

Considering the above assumptions, the present value of the actuarial obligations of the benefit plans and of its assets to cover these obligations, is represented below:

	Years ended December 31 - R$ thousand
	Retirement Benefits		Other post-employment benefits
	2019	2018	2019	2018
(i) Projected benefit obligations:
At the beginning of the year	2,530,590	2,323,338	669,093	563,079
Cost of current service	179	151	-	-
Interest cost	224,508	219,239	60,185	54,654
Participant's contribution	819	881	-	-
Actuarial gain/(loss) (1)	516,333	179,851	224,683	87,962
Past service cost - plan changes	(3,920)	-	-	-
Early elimination of obligations	-	-	(1,613)	-
Benefit paid	(203,363)	(192,870)	(34,478)	(36,602)
At the end of the year	3,065,146	2,530,590	917,870	669,093

(ii) Plan assets at fair value:
At the beginning of the year	2,363,009	2,375,529	-	-
Expected earnings	209,252	225,060	-	-
Actuarial gain/(loss) (1)	332,368	(61,063)	-	-
Contributions received:
Employer	14,763	15,472	-	-
Employees	819	881	-	-
Benefit paid	(203,346)	(192,870)	-	-
At the end of the year	2,716,865	2,363,009	-	-

(iii) Changes in the unrecoverable surplus:
At the beginning of the year	54,025	206,752	-	-
Interest on the irrecoverable surplus	4,981	20,327	-	-
Change in irrecoverable surplus (1)	(22,851)	(173,054)	-	-
At the end of the year	36,155	54,025	-	-

(iv) Financed position:
Plans in deficit	384,436	221,606	917,870	669,093
Net balance	384,436	221,606	917,870	669,093
(1) In the year ended December 31, 2019, the remeasurement effects recognized in Equity Valuation Adjustments totaled R$212,188 thousand (R$93,494 thousand in 2018), net of tax effects.

The net cost/(benefit) of the pension plans recognized in the consolidated statement of income includes the following components:

	R$ thousand
	Years ended December 31
	2019	2018	2017
Projected benefit obligations:
Cost of service	(2,689)	151	401
Cost of interest on actuarial obligations	282,997	273,893	282,210
Expected earnings from the assets of the plan	(208,122)	(225,060)	(227,360)
Interest on recoverable surplus	4,981	20,327	13,730
Net cost/(benefit) of the pension plans	77,167	69,311	68,981

Maturity profile of the present value of the obligations of the benefit plans defined for the next years:

	On December 31, 2019 - R$ thousand
	Retirement Benefits	Other post-employment benefits
Weighted average duration (years)	11.05	13.45
2020	210,932	39,752
2021	216,848	41,258
2022	222,420	44,650
2023	227,727	48,128
2024	232,967	51,921
After 2025	1,227,661	314,796

In 2020, contributions to defined-benefit plans are expected to total R$16,500 thousand.

The long-term rate of return on plan assets is based on the following:

- Medium- to long-term expectations of the asset managers; and

- Public and private securities, with short to long-term maturities which represent a significant portion of the investment portfolios of our subsidiaries, the return on which is higher than inflation plus interest.

The assets of pension plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan's assets by category is as follows:

	On December 31
	Assets of the Alvorada Plan		Assets of the Bradesco Plan		Assets of the Kirton Plan		Assets of the Losango Plan
	2019	2018	2019	2018	2019	2018	2019	2018
Asset categories
Equities	-	-	9.6%	7.9%	-	-	18.5%	17.7%
Fixed income	93.5%	93.3%	86.6%	87.5%	100.0%	100.0%	78.9%	82.3%
Real estate	5.3%	5.4%	1.9%	2.5%	-	-	-	-
Other	1.2%	1.3%	1.9%	2.1%	-	-	2.6%	-
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Below is the sensitivity analysis of the benefits plan obligations, showing the impact on the actuarial exposure (8.5% - 10.0% p.a.) assuming a 1 p.p. change in the discount rate:

Rate	Discount rate/Medical inflation rate	Sensitivity Analysis	Effect on actuarial liabilities	Effect on the present value of the obligations
Discount rate	7.45% - 8.45%	Increase of 1 p.p.	reduction	(388,252)
Discount rate	5.45% - 6.45%	Decrease of 1 p.p.	increase	475,824
Medical Inflation	8.95% - 9.99%	Increase of 1 p.p.	increase	112,355
Medical Inflation	6.95% - 7.99%	Decrease of 1 p.p.	reduction	(93,231)

Total expenses related to contributions made during the year ended on December 31, 2019 totalled R$997,446 thousand (R$942,427 thousand in 2018).

In addition to this benefit, Bradesco and its subsidiaries offer other benefits to their employees and Management, including health insurance, dental care, life and personal accident insurance, and professional training. These expenses, including the aforementioned contributions, totaled, in December 31, 2019, R$6,101,527 thousand (2018 - R$4,550,580 thousand).